Consolidated Balance Sheets - Successor [Member] - USD ($)	Mar. 31, 2019	Mar. 31, 2018
CURRENT ASSETS:
Cash	$ 2,780,637	$ 6,091,742
Accounts receivable, net	3,875,548	1,153,360
Advance to suppliers	483,309
Inventory	299,172	747,359
Other current assets	134,319	41,878
Total current assets	7,572,985	8,034,339
NON-CURRENT ASSETS:
Property and equipment, net	20,354	20,208
Intangible asset, net	248,000	280,000
Goodwill	16,999	16,999
Total non-current assets	285,353	317,207
TOTAL ASSETS	7,858,338	8,351,546
CURRENT LIABILITIES:
Accounts payable	149,133	186,505
Accrued expenses and other payable	108,315	80,964
Advance from customers	73,911	348,461
Income tax payable	76,421	369,674
Total current liabilities	407,780	985,604
NON-CURRENT LIABILITIES:
Deferred tax liability	40,920	46,200
TOTAL LIABILITIES	448,700	1,031,804
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY:
Common stock, $0.01 par value, 1,000,000,000 shares authorized, 623,600,000 shares issued and outstanding as of March 31, 2019 and 2018, respectively	6,236,000	6,236,000
Additional paid-in capital	25,614
Retained earnings	1,148,024	1,083,742
Total stockholders' equity	7,409,638	7,319,742
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 7,858,338	$ 8,351,546